CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 66,918	$ (60,808)	$ 527,386
Other comprehensive (loss) income:
Foreign currency translation adjustment	(5,803)	(9,376)	(2,468)
Change in fair value of interest rate swap agreements	61	(42)	(19)
Other comprehensive loss	(5,742)	(9,418)	(2,487)
Total comprehensive income (loss)	61,176	(70,226)	524,899
Comprehensive loss attributable to noncontrolling interests	111,896	171,188	81,824
Comprehensive income attributable to Melco Resorts & Entertainment Limited	$ 173,072	$ 100,962	$ 606,723